CONVERTIBLE DEBT (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected life	6 months		1 year
Risk-free interest rate	1.40%	0.41%	0.11%
Maximum [Member]
Expected life		6 months 7 days
Risk-free interest rate		0.44%	0.12%
Expected volatility		107.30%	142.50%